UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number: 28-14822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

 /s/ Kevin C. Tang               San Diego, CA              April 20, 2012
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                                                FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        29

FORM 13F INFORMATION TABLE VALUE TOTAL:    428,891
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          28-14818


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
                                                  FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN MANAGERS  SOLE  SHARED     NONE
ACHILLION PHARMACEUTICALS INC  COM                  00448Q201   4,314     450,344 SH        SOLE            450,344        0       0
ALEXZA PHARMACEUTICALS INC     COM                  015384100   5,993   9,676,264 SH        SOLE          9,676,264        0       0
AMLYIN PHARMACUETICALS INC     COM                  032346108  44,064   1,765,400 SH        SOLE          1,765,400        0       0
ARDEA BIOSCIENCES INC          COM                  03969P107  81,243   3,733,582 SH        SOLE          3,733,582        0       0
ARDEA BIOSCIENCES INC          COM                  03969P107   4,269     196,177 SH        SHARED-
                                                                                            DEFINED  1       82,141  114,036       0
AVANIR PHARMACEUTICALS INC     COM                  05348P401   1,754     512,858 SH        SOLE            512,858        0       0
BIOMARIN PHARMACEUTICALS INC   NOTE 2.500% 3/29/13  09061GAC5   6,393   3,000,000 PRN       SOLE          3,000,000        0       0
BIOSANTE PHARMACEUTICALS INC   COM                  09065V203   1,924   2,828,711 SH        SOLE          2,828,711        0       0
CADENCE PHARMACEUTICALS INC    COM                  12738T100   1,110     300,000 SH        SOLE            300,000        0       0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%       23254L207     703     277,993 SH        SOLE            277,993        0       0
DENDREON CORP                  COM                  24823Q107     848      79,600 SH        SHARED-
                                                                                            DEFINED  1            0   79,600       0
DENDREON CORP                  NOTE 4.750% 6/15/14  24823QAB3   5,165   4,000,000 PRN       SOLE          4,000,000        0       0
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1  15,723  19,515,000 PRN       SOLE         19,515,000        0       0
DEPOMED INC                    COM                  249908104  19,549   3,122,920 SH        SOLE          3,122,920        0       0
ENDOCYTE INC                   COM                  29269A102   2,319     465,763 SH        SOLE            465,763        0       0
HUMAN GENOME SCIENCES INC      COM                  444903108   1,312     159,250 SH        SOLE            159,250        0       0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  15,150  17,000,000 PRN       SOLE         17,000,000        0       0
MANNKIND CORP                  COM                  56400P201   6,545   2,649,619 SH        SOLE          2,649,619        0       0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  22,238  39,979,000 PRN       SOLE         39,979,000        0       0
NAVIDEA BIOPHARMACEUTICALS INC COM                  63937X103     810     246,984 SH        SOLE            246,984        0       0
NEKTAR THERAPEUTICS INC        COM                  640268108   1,584     200,000 SH        SOLE            200,000        0       0
NEKTAR THERAPEUTICS INC        NOTE 3.250% 9/28/12  640268AH1  79,309  78,907,000 PRN       SOLE         78,907,000        0       0
ONCOGENEX PHARMACEUTICALS INC  COM                  68230A106  11,072     833,100 SH        SOLE            833,100        0       0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAA2  41,625  37,474,000 PRN       SOLE         37,474,000        0       0
SALIX PHARMACEUTICALS INC      COM                  795435106  15,750     300,000 SH        SOLE            300,000        0       0
SAVIENT PHARMACEUTICALS        COM                  80517Q100     408     187,200 SH        SOLE            187,200        0       0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 2/1/18   80517QAA8   9,753  23,500,000 PRN       SOLE         23,500,000        0       0
SPECTRUM PHARMACEUTICALS INC   COM                  84763A108  22,455   1,777,895 SH        SOLE          1,777,895        0       0
VANDA PHARMACEUTICALS INC      COM                  921659108   5,509   1,150,050 SH        SOLE          1,150,050        0       0